Long Term Debt - Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations (Parenthetical) (Detail) (OLLC $2.0 billion revolving credit facility [Member], USD $)	Dec. 31, 2014
OLLC $2.0 billion revolving credit facility [Member]
Credit Facilities [Line Items]
Revolving credit facility	$ 2,000,000,000